RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Mer Telemanagement Solutions Ltd [Member]
Schedule of Related Party Balances and Transactions

	June 30, 2021	December 31, 2020
	Unaudited
Other accounts payable and accrued expenses	$16	$15
2. Transactions with related parties:

	December 31,
	2020	2019
Other accounts payable and accrued expenses (Note 5)	$15	$10

2.	Transactions with related parties:

	Year ended December 31,
	2020	2019	2018
Amounts charged by related parties:
Cost of revenues	$47	$44	$37
Operating expenses	116	125	148
	$163	$169	$185